Pensions	12 Months Ended
Dec. 31, 2023
Pensions
Pensions

5 Pensions

NatWest Group operates two types of pension scheme: defined benefit and defined contribution. The defined contribution schemes invest contributions in a choice of funds and the accumulated contributions and investment returns are used by the employee to provide benefits on retirement. There is no legal or constructive obligation for NatWest Group to pay any further contributions or benefits. The defined benefit schemes provide pensions in retirement based on employees’ pensionable salary and service.

NatWest Group’s balance sheet includes any defined benefit pension scheme surplus or deficit as a retirement benefit asset or liability reported in other assets and other liabilities. The surplus or deficit is the difference between the liabilities to be paid from the defined benefit scheme and the assets held by the scheme to meet these liabilities. The liabilities are calculated by external actuaries using a number of financial and demographic assumptions.

For some NatWest Group defined benefit schemes where there is a net defined benefit surplus in excess of the present value of any economic benefits that can be obtained from that surplus, the application of accounting standards means we do not recognise that surplus on the balance sheet.

For accounting policy information refer to Accounting policy 3.3.

Defined contribution schemes

NatWest Group sponsors several defined contribution schemes in different territories, which new employees are entitled to join. NatWest Group pays specific contributions into individual investment funds on employees’ behalf. Once those contributions are paid, there is no further liability on the NatWest Group balance sheet relating to the defined contribution schemes.

Defined benefit schemes

NatWest Group sponsors a number of pension schemes in the UK and overseas, including the Main section of the NatWest Group Pension Fund (the Main section) which operates under UK trust law and is managed and administered on behalf of its members in accordance with the terms of the trust deed, the scheme rules and UK legislation.

Pension fund trustees are appointed to operate each fund and ensure benefits are paid in accordance with the scheme rules and national law. The trustees are the legal owner of a scheme’s assets, and have a duty to act in the best interests of all scheme members.

The schemes generally provide a pension of one -sixtieth of final pensionable salary for each year of service prior to retirement up to a maximum of 40 years and are contributory for current members. These have been closed to new entrants for over ten years, although active members continue to build up additional pension benefits, currently subject to 2% maximum annual salary inflation, while they remain employed by NatWest Group.

The Main section corporate trustee is NatWest Pension Trustee Limited (the Trustee), a wholly owned subsidiary of NWB Plc, Principal Employer of the Main section. The Board of the Trustee includes member trustee directors selected from eligible active staff, deferred and pensioner members who apply and trustee directors appointed by NatWest Group.

Under UK legislation, a defined benefit pension scheme is required to meet the statutory funding objective of having sufficient and appropriate assets to cover its liabilities (the pensions that have been promised to members).

Similar governance principles apply to NatWest Group’s other defined benefit pension schemes.

Investment strategy

The assets of the Main section, which is typical of other group schemes (aside from AA section), represent 91% of all plan assets at 31 December 2023 (2022 - 91%) and are invested as shown below.

The Main section employs physical, derivative and non-derivative instruments to achieve a desired asset class exposure and to reduce the section’s interest rate, inflation, and currency risk. This means that the net funding position is considerably less sensitive to changes in market conditions than the value of the assets or liabilities in isolation. In particular, movements in interest rate and inflation are substantially hedged by the Trustee.

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During 2023, the Trustee completed a buy-in transaction for the AA section of the Group Pension Fund, passing all material longevity and investment risk for the section to an insurer. At 31 December 2023, the assets of this section comprised mainly of the buy-in asset (a bulk annuity policy valued at £546 million under IAS 19, covering 99% of the defined benefit obligation attributable to this section), together with residual assets of c. £145 million. In exchange for an upfront premium paid to the insurer, the buy-in asset provides a stream of cashflows to the Trustee replicating payments due to members.

The premium was determined by the insurer using its pricing basis. Under IAS 19, the value placed on this asset mirrors the valuation of the defined benefit obligations covered, incorporating an assessment of credit risk. Since the insurer’s pricing basis is more conservative than the best-estimate valuation under IAS 19, an asset loss arises at the outset, which is recognised through OCI along with the impact of other movements in asset values over the year. In future, the buy-in asset value will move in line with movements in the defined benefit obligations covered, meaning that the scheme is protected against longevity and market risk.

Major classes of plan assets as a percentage of total plan assets of the Main section

	2023			2022
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	%	%	%	%	%	%
Equities	0.1	6.7	6.8	0.1	7.7	7.8
Index linked bonds	36.7	—	36.7	37.7	—	37.7
Government bonds	13.3	—	13.3	18.4	—	18.4
Corporate and other bonds	19.2	6.4	25.6	15.3	6.7	22.0
Real estate	—	4.5	4.5	—	6.0	6.0
Derivatives	—	2.7	2.7	—	8.2	8.2
Cash and other assets	—	10.4	10.4	—	(0.1)	(0.1)
	69.3	30.7	100.0	71.5	28.5	100.0

The Main section’s holdings of derivative instruments are summarised in the table below:

	2023			2022
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	29	1,929	940	21	1,873	990
Interest rate swaps	52	3,121	3,394	103	14,317	12,546
Currency forwards	13	235	34	12	310	113
Equity and bond call options	—	—	—	—	—	—
Equity and bond put options	—	—	4	—	2	70
Other	1	8	20	1	14	19

Swaps have been executed at prevailing market rates and within standard market bid/offer spreads with a number of counterparties, including NWB Plc.

At 31 December 2023, the gross notional value of the swaps was £81 billion (2022 - £124 billion) and had a net positive fair value of £714 million (2022 - £2,642 million) against which the counterparties had posted approximately 128% collateral.

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The schemes do not invest directly in NatWest Group but may have exposure to NatWest Group through indirect holdings. The trustees of the respective UK schemes are responsible for ensuring that indirect investments in NatWest Group do not exceed the regulatory limit of 5% of plan assets.

	Main section				All schemes
		Present value	Asset	Net			Asset
	Fair	of defined	ceiling/	pension	Fair	Present value	ceiling/	Net
	value of	benefit	minimum	assets/	value of	of defined	minimum	pension
	plan assets	obligation (1)	funding	liability	plan assets	benefit (2)	funding	assets (2)
Changes in value of net pension assets/(liability)	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	52,021	(42,020)	(10,001)	—	57,787	(46,808)	(10,491)	488
Currency translation and other adjustments	—	—	—	—	78	(65)	(11)	2
Income statement - operating expenses	932	(892)	(180)	(140)	1,041	(1,055)	(191)	(205)
Other comprehensive income	(18,180)	16,714	898	(568)	(20,326)	18,570	916	(840)
Contributions by employer	708	—	—	708	775	—	—	775
Contributions by plan participants and other scheme members	7	(7)	—	—	13	(13)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(113)	113	—	—
Benefits paid	(1,472)	1,472	—	—	(1,657)	1,657	—	—
At 1 January 2023	34,016	(24,733)	(9,283)	—	37,598	(27,601)	(9,777)	220
Currency translation and other adjustments	—	—	—	—	(21)	21	4	4
Income statement - operating expenses
Net interest expense	1,677	(1,208)	(464)	5	1,841	(1,341)	(485)	15
Current service cost	—	(76)	—	(76)	—	(105)	—	(105)
Past service cost	—	(2)	—	(2)	—	(8)	—	(8)
Loss on curtailments and settlements	—	—	—	—	—	(24)	—	(24)
	1,677	(1,286)	(464)	(73)	1,841	(1,478)	(485)	(122)
Other comprehensive income
Return on plan assets excluding recognised interest income	(1,042)	—	—	(1,042)	(1,182)	—	—	(1,182)
Experience gains and losses	—	(1,531)	—	(1,531)	—	(1,599)	—	(1,599)
Effect of changes in actuarial financial assumptions	—	(585)	—	(585)	—	(776)	—	(776)
Effect of changes in actuarial demographic assumptions	—	379	—	379	—	436	—	436
Asset ceiling adjustments	—	—	2,643	2,643	—	—	2,841	2,841
	(1,042)	(1,737)	2,643	(136)	(1,182)	(1,939)	2,841	(280)
Contributions by employer (3)	209	—	—	209	278	2	—	280
Contributions by plan participants and other scheme members	7	(7)	—	—	12	(12)	—	—
Assets/liabilities extinguished upon settlement	—	—	—	—	(50)	50	—	—
Benefits paid	(1,229)	1,229	—	—	(1,365)	1,365	—	—
At 31 December 2023 (4)	33,638	(26,534)	(7,104)	—	37,111	(29,592)	(7,417)	102

(1)	Defined benefit obligations are subject to annual valuation by independent actuaries.
(2)

NatWest Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that NatWest Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main section, where the surplus is not recognised as the trustees may have control over the use of the surplus. Other NatWest Group schemes that this applies to include the Ulster Bank Pension Scheme (NI) and the NatWest Markets section.

(3)	NatWest Group expects to make contributions to the Main section of £207 million in 2024.
(4)

On 16 June 2023 the High Court issued a ruling in respect of Virgin Media v NTL Pension Trustees II Limited (and others), which has the potential to affect the defined benefit obligation (DBO) values. Reasonable due diligence has concluded that DBO values above require no adjustment for the impact of this case.

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	All schemes
	2023	2022
Amounts recognised on the balance sheet	£m	£m
Fund asset at fair value	37,111	37,598
Present value of fund liabilities	(29,592)	(27,601)
Funded status	7,519	9,997
Assets ceiling/minimum funding	(7,417)	(9,777)
	102	220

	2023	2022
Net pension asset/(liability) comprises	£m	£m
Net assets of schemes in surplus (refer to Note 18)	201	318
Net liabilities of schemes in deficit (refer to Note 21)	(99)	(98)
	102	220

Funding and contributions by NatWest Group

In the UK, the trustees of defined benefit pension schemes are required to perform funding valuations every three years. The trustees and the sponsor, with the support of the Scheme Actuary, agree the assumptions used to value the liabilities and to determine future contribution requirements. The funding assumptions incorporate a margin for prudence over and above the expected cost of providing the benefits promised to members, taking into account the sponsor’s covenant and the investment strategy of the scheme. Similar arrangements apply in the other territories where NatWest Group sponsors defined benefit pension schemes.

A full triennial funding valuation of the Main section, effective 31 December 2020, was completed during financial year 2021.

This triennial funding valuation determined the funding level to be 104%, pension liabilities to be £49 billion and the surplus to be £2 billion, all assessed on the agreed funding basis. The average cost of the future service of current members is 49% of salary before contributions from those members. In addition, the sponsor has agreed to meet administrative expenses. Following the ring-fencing agreement with the Trustee reached in 2018, additional contributions of up to £500 million p.a. were payable to the Main section should the Group make distributions to shareholders of an equal amount.

These contributions were capped at £1.5 billion in total, of which £1.0 billion was paid over 2021 and 2022.

During 2023, NatWest Bank entered a new contractual agreement with the Trustee, such that assets to the value of the remaining contributions falling due under the previous agreement would instead be paid to a Reservoir Trust. These assets have been restricted and are reserved to ensure they are available should they be needed by the Trustee in the future, according to agreed criteria. They are included in the encumbered balance sheet in the Risk section of this report. The assets under this arrangement will be available to the Group in future, to the extent that they are not needed under the defined trigger events.

The key assumptions used to determine the funding liabilities were the discount rate, which is determined based on fixed interest swap and gilt yields plus 0.64% per annum, and mortality assumptions, which result in life expectancies of 27.7/29.4 years for males/females who are currently age 60 and 28.9/30.7 years from age 60 for males/females who are currently aged 40.

Accounting Assumptions

Placing a value on NatWest Group’s defined benefit pension schemes’ liabilities requires NatWest Group’s management to make a number of assumptions, with the support of independent actuaries. The ultimate cost of the defined benefit obligations depends upon actual future events and the assumptions made are unlikely to be exactly borne out in practice, meaning the final cost may be higher or lower than expected.

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The most significant assumptions used for the Main section are shown below:

	Principal IAS 19 actuarial assumptions (1)
	2023	2022
	%	%
Discount rate	4.8	5.0
Inflation assumption (RPI)	3.1	3.2
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.2	3.2
Rate of increase in pensions in payment	2.4	2.5
Lump sum conversion rate at retirement	18	18
Longevity at age 60:	years	years
Current pensioners
Males	26.8	27.3
Females	28.6	29.1
Future pensioners, currently aged 40
Males	27.7	28.3
Females	29.5	30.1

(1)	The above financial assumptions are long-term assumptions set with reference to the period over which the obligations are expected to be settled.

Discount rate

The IAS 19 valuation uses a single discount rate set by reference to the yield on a basket of ‘high quality’ sterling corporate bonds.

Significant judgement is required when setting the criteria for bonds to be included in the basket of bonds that is used to determine the discount rate used in the IAS 19 valuations. The criteria include issue size, quality of pricing and the exclusion of outliers. Judgement is also required in determining the shape of the yield curve at long durations; a constant credit spread relative to gilts is assumed. Sensitivity to the main assumptions is presented below.

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The weighted average duration of the Main section's defined benefit obligation at 31 December 2023 is 14.0 years (2022 – 15.3 years). The chart below shows the projected benefit payment pattern for the Main section in nominal terms. These cashflows are based on the most recent formal actuarial valuation, effective 31 December 2020.

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The table below shows how the net pension asset of the Main section would change if the key assumptions used were changed independently. In practice the variables have a degree of correlation and do not move completely in isolation.

	(Decrease)/	(Decrease)/	Increase in
	increase in	increase in	net pension
	value of	value of	(obligations)/
	assets	liabilities	assets
2023	£m	£m	£m
0.5% increase in interest rates/discount rate	(2,292)	(1,746)	(546)
0.25% increase in inflation	811	578	233
0.5% increase in credit spreads	(12)	(1,746)	1,734
Longevity increase of one year	—	902	(902)
0.25% additional rate of increase in pensions in payment	—	706	(706)
Increase in equity values of 10% (1)	229	—	229

2022
0.5% increase in interest rates/discount rate	(2,689)	(1,766)	(923)
0.25% increase in inflation	963	632	331
0.5% increase in credit spreads	(6)	(1,766)	1,760
Longevity increase of one year	—	767	(767)
0.25% additional rate of increase in pensions in payment	—	679	(679)
Increase in equity values of 10% (1)	267	—	267

(1)	Includes both quoted and private equity.

The table below shows the combined change in defined benefit obligation from larger movements in these assumptions, assuming no changes in other assumptions.

		Change in life expectancies
		-2 years	-1 year	No change	+ 1 year	+ 2 years
2023		£bn	£bn	£bn	£bn	£bn
Change in credit spreads	+50 bps	(3.5)	(2.6)	(1.7)	(0.9)	(0.1)
	No change	(1.9)	(0.9)	—	0.9	1.8
	-50 bps	—	1.0	2.0	2.9	3.9

2022
Change in credit spreads	+50 bps	(3.7)	(2.8)	(1.8)	(0.8)	0.2
	No change	(2.1)	(1.1)	—	1.1	2.1
	-50 bps	(0.3)	0.9	2.0	3.2	4.3

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The defined benefit obligation of the Main section is attributable to the different classes of scheme members in the following proportions:

	2023	2022
Membership category	%	%
Active members	7.5	8.4
Deferred members	41.9	41.0
Pensioners and dependants	50.6	50.6
	100.0	100.0

The experience history of NatWest Group schemes is shown below:

	Main section					All schemes
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	33,638	34,016	52,021	51,323	46,555	37,111	37,598	57,787	57,249	51,925
Present value of plan obligations	(26,534)	(24,733)	(42,020)	(43,870)	(39,669)	(29,592)	(27,601)	(46,808)	(48,864)	(44,115)
Net surplus	7,104	9,283	10,001	7,453	6,886	7,519	9,997	10,979	8,385	7,810

Experience (losses)/gains on plan liabilities	(1,531)	(2,053)	241	427	275	(1,599)	(2,137)	237	455	279
Experience (losses)/gains on plan assets	(1,042)	(18,180)	841	5,486	3,021	(1,182)	(20,326)	872	6,027	3,556
Actual return on plan assets	634	(17,248)	1,554	6,422	4,266	659	(19,285)	1,667	7,064	4,930
Actual return on plan assets	1.9%	(33.2)%	3.0%	13.8%	9.7%	1.8%	(33.4)%	2.9%	13.6%	10.1%